Income Tax - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Components of Deferred Tax Assets and Liabilities [Abstract]
Capitalized start-up costs	$ 1,588,741	$ 413,817
Unrealized gains on marketable securities	(1,385)	(802)
Charitable contributions	0	5,019
Net operating loss carryforward	0	39,344
Total deferred tax assets	1,587,356	457,378
Valuation allowance	(1,587,356)	(457,378)
Deferred tax assets	$ 0	$ 0